11. PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
								Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress	Right of use (i)	Other (*)	Total
Balance at December 31, 2019	226,949	3,062,238	12,603,619	28,455	3,217,052	472,345	90,286	19,700,944
Cost	226,949	4,250,471	24,372,514	170,229	3,217,052	531,044	386,144	33,154,403
Accumulated depreciation		(1,188,233)	(11,768,895)	(141,774)		(58,699)	(295,858)	(13,453,459)
Balance at December 31, 2019	226,949	3,062,238	12,603,619	28,455	3,217,052	472,345	90,286	19,700,944
Effect of foreign exchange differences	30,271	57,838	186,591	2,416	4,727	4,329	1,823	287,995
Acquisitions	654	865	122,744	874	1,583,054	49,934	4,156	1,762,281
Capitalized interest (1) (notes 28 and 33)					92,506			92,506
Write-offs (note 27)	(188)		(3,073)	(33)	(9)	(7,318)	(2,377)	(12,998)
Depreciation (note 26)	(458)	(780,395)	(1,564,525)	(6,747)		(62,680)	(24,517)	(2,439,322)
Transfers to other asset categories	458	67,574	1,112,024	1,338	(1,212,373)		30,979
Transfers to intangible assets					(4,633)			(4,633)
Right of use - Remesurement						60,058		60,058
Update of the ARO (Asset retirement obligation)		269,445						269,445
Others			3	(6)	(2)		(48)	(53)
Balance at December 31, 2020	257,686	2,677,565	12,457,383	26,297	3,680,322	516,668	100,302	19,716,223
Cost	257,686	4,752,412	26,213,225	182,974	3,680,322	634,786	414,705	36,136,110
Accumulated depreciation		(2,074,847)	(13,755,842)	(156,677)		(118,118)	(314,403)	(16,419,887)
Balance at December 31, 2020	257,686	2,677,565	12,457,383	26,297	3,680,322	516,668	100,302	19,716,223

								Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress	Right of use (i)	Other (*)	Total
Balance at December 31, 2018	287,854	2,678,638	11,687,271	30,530	3,282,436	-	80,135	18,046,864
Cost	287,854	3,751,429	22,426,782	165,331	3,282,436	-	355,768	30,269,600
Accumulated depreciation		(1,072,791)	(10,739,511)	(134,801)			(275,633)	(12,222,736)
Balance at December 31, 2018	287,854	2,678,638	11,687,271	30,530	3,282,436	-	80,135	18,046,864
Effect of foreign exchange differences	1,499	2,978	8,033	106	2,464		56	15,136
Acquisitions	6,125	16,116	459,460	1,763	1,924,520	43,111	41,574	2,492,669
Capitalized interest (1) (notes 28 and 33)		13.0			117,176	-		117,189
Write-offs (note 27)	(2,143)	(130)	(80,426)	(1)	(30,400)	(1,354)	(149)	(114,603)
Depreciation (note 26)		(135,313)	(1,241,026)	(5,999)		(58,843)	(25,038)	(1,466,219)
Transfers to other asset categories	790	294,872	1,766,047	2,629	(2,053,290)	-	(11,048)	-
Transfers to intangible assets		(31)	-	-	(11,865)	-	-	(11,896)
Right of use - initial recognition			-	-	-	640,989	-	640,989
Right of use - Remesurement			-	-	-	(151,558)	-	(151,558)
Update of the ARO (Asset retirement obligation)		225,125	-	-	-	-	-	225,125
Transfers to investment property	(67,176)	(20,030)	-	-	(13,989)	-	-	(101,195)
Consolidation CBSI			4,940	(573)	-	-	4,756	9,123
Others			(680)	-	-	-	-	(680)
Balance at December 31, 2019	226,949	3,062,238	12,603,619	28,455	3,217,052	472,345	90,286	19,700,944
Cost	226,949	4,250,471	24,372,514	170,229	3,217,052	531,044	386,144	33,154,403
Accumulated depreciation		(1,188,233)	(11,768,895)	(141,774)		(58,699.0)	(295,858)	(13,453,459)
Balance at December 31, 2019	226,949	3,062,238	12,603,619	28,455	3,217,052	472,345	90,286	19,700,944

(*) Refer substantially to: i) in the consolidated picture: assets for railway use, such as yards, rails, mines and dormant;

(1)	The cost of capitalized interest is calculated, basically, for Mining projects that substantially refer to the expansion of Casa de Pedra (MG) and TECAR (RJ) - see notes 28 and 33. The average rate used for the capitalization of interest on non-specific projects in the period ended December 31 2020 was 5.62% per year (6.58% per year as of December 31, 2019).

Schedule of rights of use

Below the movements of the right of use recognized on December 31, 2020 and 2019:

					Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Others	Total
Balance at December 31, 2019	380,566	64,154	24,144	3,481	472,345
Cost	401,746	73,344	39,455	16,499	531,044
Accumulated depreciation	(21,180)	(9,190)	(15,311)	(13,018)	(58,699)
Balance at December 31, 2019	380,566	64,154	24,144	3,481	472,345
Effect of foreign exchange differences		988	294	3,047	4,329
Addition	9,039	4,561	23,720	12,614	49,934
Remesurement	34,645	3,827	21,557	29	60,058
Depreciation	(24,467)	(983)	(14,211)	(23,019)	(62,680)
Write-offs	(6,580)	(399)		(339)	(7,318)
Transfers to other asset categories	(188)	(6,062)	(3,558)	9,808
Balance at December 31, 2020	393,015	66,086	51,946	5,621	516,668
Cost	434,689	75,882	81,598	42,617	634,786
Accumulated depreciation	(41,674)	(9,796)	(29,652)	(36,996)	(118,118)
Balance at December 31, 2020	393,015	66,086	51,946	5,621	516,668

					Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Other	Total
Initial recognition – Rights of use	556,133	54,513	9,783	20,560	640,989
Addition		6,719	34,197	2,195	43,111
Remeasurement	(152,915)	12,112	(4,525)	(6,230)	(151,558)
Depreciation	(21,314)	(9,190)	(15,311)	(13,028)	(58,843)
Write-off	(1,338)			(16)	(1,354)
Balance at December 31, 2019	380,566	64,154	24,144	3,481	472,345
Cost	401,746	73,344	39,455	16,499	531,044
Accumulated depreciation	(21,180)	(9,190)	(15,311)	(13,018)	(58,699)
Balance at December 31, 2019	380,566	64,154	24,144	3,481	472,345

Schedule of estimated useful lives

The average estimated useful lives for the years are as follows (in years):

		Consolidated
	12/31/2020	12/31/2019
Buildings and Infrastructure(1)	34	38
Machinery, equipment and facilities	20	21
Furniture and fixtures	12	12
Others	10	14

(1) The decrease was caused by the review of the useful lives of dams infrastructure as a result of technical and functional obsolescence recorded in 2020 as a result of the use of filter and stack dry tailings in our iron ore production.